Securities:	12 Months Ended
Dec. 31, 2011
Securities: [Abstract]
SECURITIES:

N O T E    B  -  S E C U R I T I E S :

The amortized cost and fair value of securities at December 31, 2011, 2010, and 2009, respectively, are as follows (in thousands):

December 31, 2011	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses		Fair Value
Available for sale securities:
Debt securities:
U.S. Treasuries	$53,995	$33		$(18)	$54,010
U.S. Government agencies	176,986	2,220		(26)	179,180
Morgage-backed securities	4,727	274			5,001
States and political subdivisions	37,914	2,163			40,077

Total debt securities	273,622	4,690		(44)	278,268
Equity securities	650				650

Total available for sale securities	$274,272	$4,690		$(44)	$278,918

Held to maturity securities:
States and political subdivisions	$1,429	$63	$		$1,492

Total held to maturity securities	$1,429	$63	$		$1,492

December 31, 2010	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses		Fair Value
Available for sale securities:
Debt securities:
U.S. Treasuries	$26,957	$52		$(500)	$26,509
U.S. Government agencies	221,639	1,056		(4,099)	218,596
States and political subdivisions	40,579	1,114		(370)	41,323

Total debt securities	289,175	2,222		(4,969)	286,428
Equity securities	650				650

Total available for sale securities	$289,825	$2,222		$(4,969)	$287,078

Held to maturity securities:
States and political subdivisions	$1,915	$95	$		$2,010

Total held to maturity securities	$1,915	$95	$		$2,010

December 31, 2009	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses		Fair Value
Available for sale securities:
Debt securities:
U.S. Treasuries	$23,987	$753	$		$24,740
U.S. Government agencies	216,473	695		(2,590)	214,578
Mortgage-backed securities	30,035	1,278		(51)	31,262
States and political subdivisions	39,291	1,179		(266)	40,204

Total debt securities	309,786	3,905		(2,907)	310,784
Equity securities	650				650

Total available for sale securities	$310,436	$3,905		$(2,907)	$311,434

Held to maturity securities:
States and political subdivisions	$3,202	$139	$		$3,341

Total held to maturity securities	$3,202	$139	$		$3,341

The amortized cost and fair value of debt securities at December 31, 2011, (in thousands) by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Available for sale securities:
Due in one year or less	$41,744	$41,762
Due after one year through five years	106,341	106,966
Due after five years through ten years	92,317	95,108
Due after ten years	28,493	29,431
Mortgage-backed securities	4,727	5,001

Totals	$273,622	$278,268

Held to maturity securities:
Due after one year through five years	$1,199	$1,262
Due after five years through ten years	230	230

Totals	$1,429	$1,492

Information pertaining to securities with gross unrealized losses at December 31, 2011, 2010 and 2009, respectively, aggregated by investment category and length of time that individual securities have been in a continuous loss position, is as follows (in thousands):

	Less than twelve months		Over twelve months			Total

December 31, 2011	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

U.S. Treasuries	$ 16,976	$ 18	$	$	$ 16,976	$ 18
U.S. Government agencies	15,075	26			15,075	26

Total	$ 32,051	$ 44	$	$	$ 32,051	$ 44

	Less than twelve months		Over twelve months			Total

December 31, 2010	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

U.S. Treasuries	$ 15,458	$ 500	$	$	$ 15,458	$ 500
U.S. Government agencies	138,076	4,099			138,076	4,099
States and political subdivisions	5,295	173	2,029	197	7,324	370

Total	$ 158,829	$ 4,772	$ 2,029	$ 197	$ 160,858	$ 4,969

	Less than twelve months		Over twelve months			Total

December 31, 2009	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

U.S. Government agencies	$ 138,914	$ 2,590	$	$	$ 138,914	$ 2,590
States and political subdivisions	9,501	148	2,521	118	12,022	266
Mortgage-backed securities	4,856	51			4,856	51

Total	$ 153,271	$ 2,789	$ 2,521	$ 118	$ 155,792	$ 2,907

At December 31, 2011, 3 of 12 securities issued by the U.S. Treasury and 3 of the 38 securities issued by U.S. Government agencies contained unrealized losses.

Management evaluates securities for other-than-temporary impairment on a monthly basis. In performing this evaluation, the length of time and the extent to which the fair value has been less than cost, the fact that the Company’s securities are primarily issued by U.S. Treasury and U.S. Government Agencies and the cause of the decline in value are considered. In addition, the Company does not intend to sell and it is not more likely than not that we will be required to sell these securities before maturity. While some available for sale securities have been sold for liquidity purposes or for gains, the Company has traditionally held its securities, including those classified as available for sale, until maturity. As a result of this evaluation, the Company has determined that the declines summarized in the tables above are not deemed to be other-than-temporary.

Proceeds from sales of available for sale debt securities were $60,714,150, $33,993,865 and $89,175,320 during 2011, 2010 and 2009, respectively. Available for sale debt securities were sold and called in 2011, 2010 and 2009 for realized gains of $1,126,055, $1,690,670 and $869,123, respectively. During 2009, the Company recorded a loss of $149,517 from the other-than-temporary impairment of an equity investment.

Securities with a fair value of $278,540,119, $283,462,810 and $297,410,477 at December 31, 2011, 2010 and 2009, respectively were pledged to secure public deposits, federal funds purchases and other balances required by law.

The value of the Company’s investment in FHLB common stock is determined by the ultimate recoverability of the par value rather than by recognizing temporary declines. The determination of whether the par value will ultimately be recovered is influenced by criteria such as the following: (a) the significance of the decline in net assets of the FHLB as compared to the capital stock amount and the length of time this situation has persisted, (b) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance, (c) the impact of legislative and regulatory changes on the customer base of the FHLB and (d) the liquidity position of the FHLB. While the Federal Home Loan Banks have been negatively impacted by the current economic conditions, the FHLB of Dallas has reported profits, remains in compliance with regulatory capital and liquidity requirements, continues to pay dividends on its stock and make redemptions at par value. With consideration given to these factors, Management concluded that the stock was not impaired at December 31, 2011.